Events after the reporting period - Dividends declared (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 11, 2025	Feb. 20, 2025
Events after the reporting period
Dividends declared per share		$ 3.31
Dividends declared		$ 60,000
Special Dividend
Events after the reporting period
Dividends paid	$ 55,990
Dividend unpaid	$ 4,020